Securities at amortized cost_Details of securities at amortized cost (Details) $ in Thousands		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	[1]	₩ 22,932,559,000,000	$ 20,606,127	₩ 0
Securities at amortised cost and held to maturity investments category [Member] | Loss allowance
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost		(6,925,000,000)
Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost		7,523,458,000,000
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost		9,474,922,000,000
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost		5,707,063,000,000
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost		₩ 234,041,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.